Cash and cash equivalents (Details) - CNY (¥) ¥ in Thousands	Mar. 31, 2022	Jun. 30, 2021
Cash and cash equivalents
Cash on hand	¥ 468	¥ 549
Cash at bank	5,269,414	6,771,104
Cash and cash equivalents as presented in the consolidated statement of financial position and in the consolidated statement of cash flows	¥ 5,269,882	¥ 6,771,653